AVAILABLE FOR SALE INVESTMENTS	12 Months Ended
Dec. 31, 2017
Available For Sale Investments
AVAILABLE FOR SALE INVESTMENTS

NOTE 10 AVAILABLE FOR SALE INVESTMENTS

As of December 31, 2017 and 2016,detail of instruments deemed as available for sale investments is as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$

Chilean central bank and government securities
Chilean central bank bonds	816,331	468,386
Chilean central bank notes	330,952	1,222,283
Other Chilean central bank and government securities	1,115,518	52,805
Subtotal	2,262,801	1,743,474
Other Chilean securities
Time deposits in Chilean financial institutions	2,361	891,320
Mortgage finance bonds of Chilean financial institutions	22,312	25,488
Other instruments issued in the country	3,000	1,680
Subtotal	27,673	918,488
Foreign financial securities
Foreign Central Banks and Government securities	132,822	387,146
Other foreign financial securities	151,250	339,798
Subtotal	284,072	726,944

Total	2,574,546	3,388,906

As of December 31, 2017 and 2016, the line item Chilean central bank and government securities item includes securities sold under repurchase agreements to clients and financial institutions for Ch$241,995 and Ch$155,044 million, respectively. Additionally, as of December 31, 2017 and 2016, this instruments guarantee derivatives transactions through Comder Contraparte Central S.A. for Ch$42,910 and Ch$18,627, respectively.

As of December 31, 2017 and 2016, the line item Other Chilean securities includes securities sold to customers and financial institutions under repurchase agreements totaling Ch$1,156 and Ch$57,393 million, respectively.

As of December 31, 2017 and 2016, the line item Foreign financial securities item includes securities sold under repurchase agreements to clients and financial institutions for Ch$24,910 and Ch$0 million, respectively. Additionally, this instruments guarantee derivatives transactions through London Clearing House (LCH) for Ch$48,106 and Ch$0 million respectively. In order to comply with the initial margin specified in the European EMIR standard, the Bank maintained securities in guaranteed with Euroclear for Ch$33,711 million and Ch$ 0 million respectively.

As of December 31, 2017 available for sale investments included a cumulative net unrealized income of Ch$1,855 million, recorded as a “Valuation adjustment” in Other comprehensive income, distributed between Ch$459 million attributable to the equity holders of the Bank and Ch$1,396 million attributable to non-controlling interest.

As of December 31, 2016 available for sale investments included a cumulative net unrealized loss of Ch$7,375 million, recorded as a “Valuation adjustment” in Other comprehensive income, distributed between Ch$6,449 million attributable to the equity holders of the Bank and Ch$926 million attributable to non-controlling interest.

Gross profits and losses realized on the sale of available for sale investments as of December 31, 2017, 2016 and 2015, are as follows:

	For the years ended December 31,
	2017	2016	2015
	MCh$	MCh$	MCh$

Sale of available for sale investments generating realized profits	6,469,344	6,522,549	2,627,490
Realized profits	4,867	12,333	22,473
Sale of available for sale investments generating realized losses	466.732	346,906	346,450
Realized losses	3	132	72

The Bank evaluated those instruments with unrealized losses as of December 31, 2017 and 2016 and concluded they were not impaired. This review consisted of evaluating the economic reasons for any declines, the credit ratings of the securities’ issuers, and the Bank’s intention and ability to hold the securities until the unrealized loss is recovered. Based on this analysis, the Bank believes that there were no significant or prolonged declines nor changes in credit risk which would cause impairment in its investment portfolio, since most of the decline in fair value of these instruments was caused by market conditions which the Bank considers to be temporary. All of the instruments that have unrealized losses as of December 31, 2017 and 2016, were not in a continuous unrealized loss position for more than one year.

The following charts show the available for sale investments cumulative unrealized profit and loss, as of December 31, 2017 and 2016:

As of December 31, 2017:

	Less than 12 months				More than 12 months				Total
	Acquisition cost	Fair value	Unrealized profit	Unrealized loss	Acquisition cost	Fair value	Unrealized profit	Unrealized loss	Acquisition cost	Fair value	Unrealized profit	Unrealized loss
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Chilean central bank and government securities
Chilean central bank Bonds	816,164	816,331	5,513	(5,346)	-	-	-	-	816,164	816,331	5,513	(5,346)
Chilean central bank Notes	330,923	330,952	30	(1)	-	-	-	-	330,923	330,952	30	(1)
Other Chilean central bank and government securities	1,117,447	1,115,518	2,960	(4,888)	-	-	-	-	1,117,447	1,115,518	2,960	(4,888)
Subtotal	2,264,534	2,262,801	8,503	(10,235)	-	-	-	-	2,264,534	2,262,801	8,503	(10,235)

Other Chilean securities
Time deposits in Chilean financial institutions	2,361	2,361	-	-	-	-	-	-	2,361	2,361	-	-
Mortgage finance bonds of Chilean financial institutions	21,867	22,312	445	-	-	-	-	-	21,867	22,312	445	-
Chilean financial institution bonds	-	-	-	-	-	-	-	-	-	-	-	-
Chilean corporate bonds	-	-	-	-	-	-	-	-	-	-	-	-
Other Chilean securities	220	3,000	2,780	-	-	-	-	-	220	3,000	2,780	-
Subtotal	24,448	27,673	3,225	-	-	-	-	-	24,448	27,673	3,225	-

Foreign financial securities
Foreign central banks and government securities	133,301	132,822	847	(1,326)	-	-	-	-	133,301	132,822	847	(1,326)
Other foreign financial securities	150,408	151,250	1,097	(256)	-	-	-	-	150,408	151,250	1,097	(256)
Subtotal	283,709	284,072	1,944	(1,582)	-	-	-	-	283,709	284,072	1,944	(1,582)

Total	2,572,691	2,574,546	13,672	(11,817)	-	-	-	-	2,572,691	2,574,546	13,672	(11,817)

As of December 31, 2016:

	Less than 12 months				More than 12 months				Total
	Acquisition cost	Fair value	Unrealized profit	Unrealized loss	Acquisition cost	Fair value	Unrealized profit	Unrealized loss	Acquisition cost	Fair value	Unrealized profit	Unrealized loss
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Chilean central bank and government securities
Chilean central bank Bonds	461,793	468,386	6,612	(19)	-	-	-	-	461,793	468,386	6,612	(19)
Chilean central bank notes	1,222,263	1,222,283	23	(3)	-	-	-	-	1,222,263	1,222,283	23	(3)
Other Chilean central bank and government securities	52,411	52,805	394	-	-	-	-	-	52,411	52,805	394	-
Subtotal	1,736,467	1,743,474	7,029	(22)	-	-	-	-	1,736,467	1,743,474	7,029	(22)

Other Chilean securities
Time deposits in Chilean financial institutions	891,276	891,320	108	(64)	-	-	-	-	891,276	891,320	108	(64)
Mortgage finance bonds of Chilean financial institutions	25,021	25,488	469	(2)	-	-	-	-	25,021	25,488	469	(2)
Chilean financial institution bonds	-	-	-	-	-	-	-	-	-	-	-	-
Chilean corporate bonds	-	-	-	-	-	-	-	-	-	-	-	-
Other Chilean securities	220	1,680	1,460	-	-	-	-	-	220	1,680	1,460	-
Subtotal	916,517	918,488	2,037	(66)	-	-	-	-	916,517	918,488	2,037	(66)

Foreign financial securities
Foreign central banks and government securities	387,077	387,146	69	-	-	-	-	-	387,077	387,146	69	-
Other foreign financial securities	341,470	339,798	655	(2,327)	-	-	-	-	341,470	339,798	655	(2,327)
Subtotal	728,547	726,944	724	(2,327)	-	-	-	-	728,547	726,944	724	(2,327)

Total	3,381,531	3,388,906	9,790	(2,415)	-	-	-	-	3,381,531	3,388,906	9,790	(2,415)